Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Movement in Contract Liabilities

Movement in contract liabilities, consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
At the beginning	1,008,415	501,804	64,500
Receipt from the clients	2,322,300	3,647,527	465,246
Revenue recognized during the year	(2,827,605)	(3,367,280)	(429,500)
Exchange alignment	(1,306)	7,876	510
At the end	501,804	789,927	100,756